S000089991 [Member] Investment Objectives and Goals - Russell Investments International Developed Equity ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Russell Investments International Developed Equity ETF (Formerly, International Developed Equity Active ETF)
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term capital growth.